Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Clockwise U.S. Core Equity ETF [Member]
Shareholder Report [Line Items]
Fund Name	Clockwise U.S. Core Equity ETF
Class Name	Clockwise U.S. Core Equity ETF
Trading Symbol	TIME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clockwise U.S. Core Equity ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.clockwisefunds.com. You can also request this information by contacting us at 866‑864‑3968 or by writing to the Clockwise U.S. Core Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	866‑864‑3968
Additional Information Website	www.clockwisefunds.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clockwise U.S. Core Equity ETF	$98	0.92%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund returned 13.99%, compared to 20.38% for the S&P 500® Total Return Index.

The reporting period was characterized by persistent upward earnings revisions across the technology sector, particularly among companies tied to semiconductors and artificial intelligence. Simultaneously, inflation reaccelerated, the global fiscal picture weakened, and geopolitical tensions rose. Equity markets largely looked past these risks, with leadership increasingly concentrated in a narrow set of technology themes. Valuations ended the period elevated by historical standards, though less stretched when adjusted for expected earnings growth.

The Fund maintained significant exposure to innovation themes throughout the period, including a sizable allocation to semiconductors, which participated in the market’s advance. The Fund is also actively managed with an emphasis on the path and variability of returns, not only their level. With stresses building in the economy and bond market, the Fund paired that growth exposure with sizable hedges, which weighed on relative performance in a narrow, momentum-driven market.

What factors influenced performance?

While market volatility remained low and secular themes dominated, we view the market’s risk-reward dynamics as largely balanced. Beneath the surface, signs of more systemic risk are beginning to emerge. The Fund continued to participate in innovation-driven opportunities while hedging against these risks, which may have constrained upside during the period. These risks include (1) rising global bond yields and deteriorating fiscal health, (2) increasing concentration of returns as market breadth narrows, (3) elevated commodity prices adding hawkish pressure on monetary policy, (4) widening credit spreads, particularly in lower-quality credit, and (5) political and geopolitical uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	3 Year	Since Inception (1/27/22)
Clockwise U.S. Core Equity ETF - at NAV	13.99%	21.44%	11.49%
S&P 500® Total Return Index	20.38%	21.04%	14.98%

Performance Inception Date	Jan. 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 29, 2025
Updated Performance Information Location [Text Block]	Visit www.clockwisefunds.com for more recent performance information.
Net Assets	$ 15,390,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 135,408
Investment Company, Portfolio Turnover	909.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$15,390
Number of Holdings	41
Total Advisory Fee	$135,408
Portfolio Turnover Rate	909%

Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2026)

Sector Breakdown

(% of Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents cash, short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
Apple, Inc.	10.4%
NVIDIA Corp.	7.2%
Microsoft Corp.	5.1%
Space Exploration Technologies Corp. - Class A	4.2%
Alphabet, Inc. - Class A	4.1%
Intel Corp.	3.9%
ProShares UltraPro Short QQQ	3.8%
Broadcom, Inc.	3.8%
Advanced Micro Devices, Inc.	3.1%
Elanco Animal Health, Inc.	3.0%

Material Fund Change [Text Block]

Fund Changes

Effective December 29, 2025, the following changes were made to the Fund. The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities of U.S. based companies, including common stocks, partnership interests, other equity investments or ownership interests in business enterprises, and securities or instruments (such as ETFs and options) investing in or providing long or short exposure to equity securities of U.S. based companies. The Fund's name changed from Clockwise Core Equity & Innovation ETF to Clockwise U.S. Core Equity ETF.

Effective April 29, 2026, Eli Mikel and Adam Simon were added as portfolio managers of the Fund.

Material Fund Change Name [Text Block]	The Fund's name changed from Clockwise Core Equity & Innovation ETF to Clockwise U.S. Core Equity ETF.
Material Fund Change Strategies [Text Block]	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities of U.S. based companies, including common stocks, partnership interests, other equity investments or ownership interests in business enterprises, and securities or instruments (such as ETFs and options) investing in or providing long or short exposure to equity securities of U.S. based companies.